Petroleum and Natural Gas Sales	12 Months Ended
Dec. 31, 2019
Disclosure of revenue from contracts with customers [Abstract]
Petroleum and Natural Gas Sales	PETROLEUM AND NATURAL GAS SALES
The Company's petroleum and natural gas sales from contracts with customers for each reportable segment is set forth in the following table.

	Years Ended December 31
	2019			2018
	Canada	U.S.	Total	Canada	U.S.	Total
Light oil and condensate	$538,487	$600,163	$1,138,650	$169,335	$637,055	$806,390
Heavy oil	500,187	—	500,187	411,794	—	411,794
NGL	8,430	60,647	69,077	14,531	97,008	111,539
Natural gas sales	30,620	67,385	98,005	23,555	75,592	99,147
Total petroleum and natural gas sales	$1,077,724	$728,195	$1,805,919	$619,215	$809,655	$1,428,870

Included in accounts receivable at December 31, 2019 is $138.0 million (December 31, 2018 - $77.4 million) of accrued petroleum and natural gas sales related to deliveries for periods ended prior to the reporting date.